SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS During January, February and March 2021, the Company received formal requests to exchange 2017 Notes in an aggregated principal amount of $82,819. See Note 15 for further information regarding the 2017 Notes. The Company intends to settle all these requests in cash, during the second quarter of 2021.On February 25, 2021, NICE Ltd received an Order of Final Assessment for the 2014 tax year, in the sum of $16,000, from the Israeli Tax Authorities. NICE Ltd has sufficiently provided for what it believes will be the final settlement within our provision for income taxes and our tax estimates.